REVENUE	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue	Revenue

	For the three months ended June 30		For the six months ended June 30
	2026	2025	2026	2025
Gold sales
Spot market sales[1]	$4,432	$3,117	$8,981	$5,718
Concentrate sales	254	155	450	304
Provisional pricing adjustments	(21)	8	(10)	24
	$4,665	$3,280	$9,421	$6,046
Copper sales
Concentrate sales	$229	$196	$439	$471
Cathode and anode sales[2]	268	141	442	141
Provisional pricing adjustments	2	—	(39)	29
	$499	$337	$842	$641
Other sales[3]	128	64	247	124
Total	$5,292	$3,681	$10,510	$6,811
[1]Includes realized losses on gold contracts of $18 million for Q2 2026 (Q2 2025: $nil) and $60 million for YTD 2026 (YTD 2025: $nil).  Refer to note 13 for further details.
[2]2025 figures have been changed to present cathode and anode sales separately from concentrate sales.
[3]Revenues include the sale of by-products for our gold and copper mines.